Schedule of Investments (unaudited)	iShares® MSCI Intl Size Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
Ampol Ltd.	897	$17,898
APA Group	2,277	15,546
Aristocrat Leisure Ltd.	675	17,074
ASX Ltd.	345	15,701
Aurizon Holdings Ltd.	6,999	15,913
Australia & New Zealand Banking Group Ltd.	950	15,426
BHP Group Ltd.	507	15,047
BlueScope Steel Ltd.	1,545	20,536
Brambles Ltd.	2,157	20,433
Cochlear Ltd.	120	19,676
Coles Group Ltd.	1,446	17,468
Commonwealth Bank of Australia	207	13,698
Computershare Ltd.	969	14,424
CSL Ltd.	81	16,171
Dexus	3,396	17,601
Endeavour Group Ltd./Australia	3,507	15,807
Fortescue Metals Group Ltd.	1,206	16,874
Goodman Group	1,311	16,901
GPT Group (The)	5,979	17,581
IDP Education Ltd.	846	15,894
IGO Ltd.	1,623	14,946
Insurance Australia Group Ltd.	5,139	17,026
James Hardie Industries PLC	882	19,682
Lendlease Corp. Ltd.	3,342	16,598
Lottery Corp. Ltd. (The)	5,571	18,680
Macquarie Group Ltd.	132	16,103
Medibank Pvt Ltd.	9,069	21,462
Mineral Resources Ltd.	300	14,799
Mirvac Group	12,561	20,166
National Australia Bank Ltd.	753	14,496
Newcrest Mining Ltd.	1,341	25,606
Northern Star Resources Ltd.	2,517	22,451
Orica Ltd.	1,710	18,457
Origin Energy Ltd.	3,525	19,544
Pilbara Minerals Ltd.	5,244	14,926
Qantas Airways Ltd.(a)	4,296	18,945
QBE Insurance Group Ltd.	1,995	20,400
Ramsay Health Care Ltd.	399	17,158
REA Group Ltd.	204	19,186
Reece Ltd.	1,695	20,648
Rio Tinto Ltd.	225	16,876
Santos Ltd.	3,306	15,661
Scentre Group	8,724	16,742
SEEK Ltd.	1,191	19,433
Sonic Healthcare Ltd.	780	18,387
South32 Ltd.	6,318	17,859
Stockland	6,957	20,623
Suncorp Group Ltd.	2,088	17,385
Telstra Corp. Ltd.	6,042	17,529
Transurban Group	1,707	17,024
Treasury Wine Estates Ltd.	1,887	17,479
Vicinity Ltd.	13,266	18,545
Washington H Soul Pattinson & Co. Ltd.	921	19,280
Wesfarmers Ltd.	498	17,228
Westpac Banking Corp.	1,035	15,493
WiseTech Global Ltd.	405	18,551
Woodside Energy Group Ltd.	615	13,955
Woolworths Group Ltd.	690	17,800

Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	357	$22,286
		1,045,084
Austria — 0.5%
Erste Group Bank AG	531	19,307
OMV AG	327	15,474
Verbund AG	174	15,497
voestalpine AG(b)	648	22,467
		72,745
Belgium — 1.3%
Ageas SA/NV	432	19,248
Anheuser-Busch InBev SA/NV	273	17,750
Argenx SE(a)	42	16,201
D’ieteren Group	93	17,511
Elia Group SA/NV	114	15,632
Groupe Bruxelles Lambert NV	192	17,232
KBC Group NV	297	21,232
Sofina SA	72	16,531
Solvay SA	174	20,883
UCB SA	213	19,800
Umicore SA	447	14,673
Warehouses De Pauw CVA	615	18,390
		215,083
Canada — 9.5%
Agnico Eagle Mines Ltd.	330	18,721
Air Canada(a)	1,236	17,297
Algonquin Power & Utilities Corp.	2,238	19,029
Alimentation Couche-Tard Inc.	339	16,919
AltaGas Ltd.	1,032	18,052
ARC Resources Ltd.	1,152	14,310
Bank of Montreal	156	14,062
Bank of Nova Scotia (The)	288	14,376
Barrick Gold Corp.	1,023	19,451
BCE Inc.	333	16,005
Brookfield Asset Management Ltd.	87	2,917
Brookfield Corp.	343	11,129
Brookfield Renewable Corp., Class A	540	18,043
BRP Inc.	246	18,379
CAE Inc.(a)	801	18,026
Cameco Corp.	699	19,218
Canadian Apartment Properties REIT	537	19,671
Canadian Imperial Bank of Commerce	330	13,835
Canadian National Railway Co.	123	14,662
Canadian Natural Resources Ltd.	258	15,722
Canadian Pacific Kansas City Ltd.	195	15,371
Canadian Tire Corp. Ltd., Class A, NVS	156	20,450
Canadian Utilities Ltd., Class A, NVS	633	18,301
CCL Industries Inc., Class B, NVS	363	17,070
Cenovus Energy Inc.	744	12,487
CGI Inc.(a)	189	19,183
Constellation Software Inc./Canada	12	23,487
Descartes Systems Group Inc. (The)(a)	252	19,969
Dollarama Inc.	282	17,467
Element Fleet Management Corp.	1,236	16,166
Emera Inc.	420	17,871
Empire Co. Ltd., Class A, NVS	654	17,561
Enbridge Inc.	378	15,030
Fairfax Financial Holdings Ltd.	30	20,965
First Quantum Minerals Ltd.	717	17,422
FirstService Corp.	138	20,758

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fortis Inc.	408	$17,915
Franco-Nevada Corp.	117	17,753
George Weston Ltd.	138	18,530
GFL Environmental Inc.	603	21,902
Gildan Activewear Inc.	579	18,855
Great-West Lifeco Inc.	666	18,935
Hydro One Ltd.(c)	627	18,363
iA Financial Corp. Inc.	324	21,740
IGM Financial Inc.	585	17,954
Imperial Oil Ltd.	279	14,221
Intact Financial Corp.	111	16,790
Ivanhoe Mines Ltd., Class A(a)	2,151	18,655
Keyera Corp.	786	18,495
Kinross Gold Corp.	4,191	21,127
Loblaw Companies Ltd.	195	18,341
Lundin Mining Corp.	3,009	22,986
Magna International Inc.	252	13,139
Manulife Financial Corp.	891	17,592
Metro Inc.	288	16,415
National Bank of Canada	222	16,554
Northland Power Inc.	621	15,245
Nutrien Ltd.	201	13,944
Nuvei Corp.(a)(c)	576	23,391
Onex Corp.	333	15,334
Open Text Corp.	582	22,041
Pan American Silver Corp.	1,185	21,096
Parkland Corp.	912	21,507
Pembina Pipeline Corp.	462	15,208
Power Corp. of Canada	663	17,759
Quebecor Inc., Class B	849	21,914
Restaurant Brands International Inc.	243	17,035
RioCan REIT	1,056	16,352
Ritchie Bros Auctioneers Inc.	300	17,165
Rogers Communications Inc., Class B, NVS	363	17,935
Royal Bank of Canada	150	14,892
Saputo Inc.	621	16,079
Shopify Inc., Class A(a)	420	20,348
Sun Life Financial Inc.	342	16,776
Suncor Energy Inc.	430	13,463
TC Energy Corp.	327	13,591
Teck Resources Ltd., Class B	495	23,058
TELUS Corp.	714	15,135
TFI International Inc.	159	17,136
Thomson Reuters Corp.	138	18,147
TMX Group Ltd.	168	17,015
Toromont Industries Ltd.	228	18,424
Toronto-Dominion Bank (The)	225	13,629
Tourmaline Oil Corp.	273	12,265
West Fraser Timber Co. Ltd.	201	14,539
Wheaton Precious Metals Corp.	441	21,760
WSP Global Inc.	138	18,213
		1,516,040
Denmark — 1.8%
AP Moller - Maersk A/S, Class A	3	5,361
AP Moller - Maersk A/S, Class B, NVS	6	10,845
Carlsberg AS, Class B	126	20,853
Chr Hansen Holding A/S	276	21,481
Coloplast A/S, Class B	129	18,586
Danske Bank A/S(a)	963	20,353
Demant A/S(a)	600	25,713

Security	Shares	Value

Denmark (continued)
DSV A/S	102	$19,197
Genmab A/S(a)	36	14,795
Novo Nordisk A/S, Class B	129	21,460
Novozymes A/S, Class B	291	15,150
Orsted AS(c)	177	15,886
Pandora A/S	240	22,215
Rockwool A/S, Class B	75	18,165
Tryg A/S	723	17,087
Vestas Wind Systems A/S(a)	666	18,429
		285,576
Finland — 1.3%
Elisa OYJ	327	20,307
Fortum OYJ	1,056	15,772
Kesko OYJ, Class B	744	15,511
Kone OYJ, Class B	327	18,656
Metso Outotec OYJ	1,620	17,886
Neste OYJ	336	16,284
Nokia OYJ	3,138	13,277
Orion OYJ, Class B	345	16,206
Sampo OYJ, Class A	324	16,432
Stora Enso OYJ, Class R	1,131	14,349
UPM-Kymmene OYJ	435	13,872
Wartsila OYJ Abp	2,049	23,762
		202,314
France — 7.3%
Accor SA(a)	669	23,734
Aeroports de Paris(a)	105	16,685
Air Liquide SA	108	19,428
Airbus SE	129	18,065
Alstom SA	657	16,513
Amundi SA(c)	291	19,065
ArcelorMittal SA	597	16,961
Arkema SA	189	18,700
AXA SA	549	17,919
BioMerieux	159	16,648
BNP Paribas SA	279	18,027
Bollore SE	3,117	21,056
Bouygues SA	555	20,324
Bureau Veritas SA	615	17,734
Capgemini SE	84	15,318
Carrefour SA	981	20,405
Cie. de Saint-Gobain	339	19,626
Cie. Generale des Etablissements Michelin SCA	597	19,013
Covivio	288	16,375
Credit Agricole SA	1,584	19,362
Danone SA	309	20,451
Dassault Aviation SA	105	20,519
Dassault Systemes SE	408	16,563
Edenred	312	20,272
Eiffage SA	168	19,996
Engie SA	1,062	16,997
EssilorLuxottica SA	84	16,630
Eurazeo SE	276	19,707
Eurofins Scientific SE	240	16,764
Euronext NV(c)	231	18,371
Gecina SA	171	19,036
Getlink SE	1,026	19,175
Hermes International	9	19,540
Ipsen SA	150	18,190

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Kering SA	24	$15,369
Klepierre SA	741	18,770
La Francaise des Jeux SAEM(c)	456	19,490
Legrand SA	195	18,458
L’Oreal SA	39	18,639
LVMH Moet Hennessy Louis Vuitton SE	18	17,314
Orange SA	1,575	20,500
Pernod Ricard SA	78	18,014
Publicis Groupe SA	246	20,112
Remy Cointreau SA	99	17,130
Renault SA(a)	486	18,051
Safran SA	132	20,529
Sanofi	165	17,782
Sartorius Stedim Biotech	45	12,055
Schneider Electric SE	105	18,311
SEB SA	225	25,799
Societe Generale SA	651	15,812
Sodexo SA	180	19,290
Teleperformance	69	13,790
Thales SA	132	20,144
TotalEnergies SE	252	16,103
Unibail-Rodamco-Westfield, New(a)	516	27,671
Valeo	930	18,160
Veolia Environnement SA	633	20,044
Vinci SA	156	19,296
Vivendi SE	1,908	20,958
Wendel SE	186	20,865
Worldline SA/France(a)(c)	360	15,661
		1,157,286
Germany — 5.9%
adidas AG	117	20,604
Allianz SE, Registered	72	18,080
Aroundtown SA(b)	6,747	9,192
BASF SE	285	14,741
Bayer AG, Registered	279	18,413
Bayerische Motoren Werke AG	147	16,476
Bechtle AG	453	21,069
Beiersdorf AG	150	20,945
Brenntag SE	246	20,050
Carl Zeiss Meditec AG, Bearer	120	16,140
Commerzbank AG(a)	1,992	22,137
Continental AG	270	18,945
Covestro AG(a)(c)	429	18,821
Daimler Truck Holding AG(a)	540	17,843
Delivery Hero SE(a)(b)(c)	345	13,790
Deutsche Bank AG, Registered	1,527	16,786
Deutsche Boerse AG	90	17,164
Deutsche Lufthansa AG, Registered(a)	2,205	23,704
Deutsche Post AG, Registered	387	18,615
Deutsche Telekom AG, Registered	759	18,301
E.ON SE	1,683	22,262
Evonik Industries AG	831	18,138
Fresenius Medical Care AG & Co. KGaA	528	25,621
Fresenius SE & Co. KGaA	651	18,862
GEA Group AG	426	20,036
Hannover Rueck SE	87	18,588
HeidelbergCement AG	312	23,631
HelloFresh SE(a)	675	18,125
Henkel AG & Co. KGaA	84	6,212
Infineon Technologies AG	471	17,152

Security	Shares	Value

Germany (continued)
Knorr-Bremse AG	300	$21,028
LEG Immobilien SE	264	16,432
Mercedes-Benz Group AG	240	18,717
Merck KGaA	90	16,143
MTU Aero Engines AG	84	22,056
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	51	19,167
Nemetschek SE	351	27,435
Puma SE	315	18,458
Rational AG	27	19,555
Rheinmetall AG	90	26,360
RWE AG	372	17,442
SAP SE	138	18,674
Scout24 SE(c)	300	18,698
Siemens AG, Registered	111	18,296
Siemens Healthineers AG(c)	273	17,015
Symrise AG	141	17,036
Telefonica Deutschland Holding AG	6,870	23,214
United Internet AG, Registered(d)	822	14,113
Volkswagen AG	12	2,015
Vonovia SE	642	13,924
Zalando SE(a)(c)	564	23,197
		939,418
Hong Kong — 3.5%
AIA Group Ltd.	1,600	17,419
BOC Hong Kong Holdings Ltd.	6,000	18,940
Budweiser Brewing Co. APAC Ltd.(c)	5,400	15,602
CK Asset Holdings Ltd.	3,000	17,739
CK Hutchison Holdings Ltd.	2,500	16,714
CK Infrastructure Holdings Ltd.	3,500	19,927
CLP Holdings Ltd.	2,000	14,891
ESR Group Ltd.(c)	7,800	12,193
Futu Holdings Ltd., ADR(a)(b)	333	14,742
Galaxy Entertainment Group Ltd.(a)	3,000	21,352
Hang Lung Properties Ltd.	12,000	21,935
Hang Seng Bank Ltd.	900	13,341
Henderson Land Development Co. Ltd.	6,464	23,016
HKT Trust & HKT Ltd., Class SS	15,000	19,714
Hong Kong & China Gas Co. Ltd.	18,676	16,583
Hong Kong Exchanges & Clearing Ltd.	400	16,607
Hongkong Land Holdings Ltd.(b)	4,200	18,692
Jardine Matheson Holdings Ltd.	300	14,503
Link REIT	2,260	14,782
MTR Corp. Ltd.	3,500	17,488
New World Development Co. Ltd.	7,000	18,668
Power Assets Holdings Ltd.	3,500	20,000
Sands China Ltd.(a)	6,000	21,488
Sino Land Co. Ltd.	12,000	16,171
SITC International Holdings Co. Ltd.	9,000	16,647
Sun Hung Kai Properties Ltd.	1,500	20,885
Swire Pacific Ltd., Class A	2,000	15,876
Swire Properties Ltd.	7,200	19,352
Techtronic Industries Co. Ltd.	1,500	16,228
WH Group Ltd.(c)	30,000	16,702
Wharf Real Estate Investment Co. Ltd.	3,000	17,300
Xinyi Glass Holdings Ltd.	10,000	18,295
		563,792
Ireland — 0.9%
AIB Group PLC	5,463	23,494

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Bank of Ireland Group PLC	2,043	$21,131
CRH PLC	438	21,135
Flutter Entertainment PLC, Class DI(a)	117	23,379
Kerry Group PLC, Class A	169	17,800
Kingspan Group PLC	276	19,127
Smurfit Kappa Group PLC	459	17,005
		143,071
Israel — 1.5%
Azrieli Group Ltd.	222	12,946
Bank Hapoalim BM	1,779	15,325
Bank Leumi Le-Israel BM	1,800	14,268
Bezeq The Israeli Telecommunication Corp. Ltd.	10,398	14,156
Check Point Software Technologies Ltd.(a)(b)	126	16,047
CyberArk Software Ltd.(a)	114	14,205
Elbit Systems Ltd.	87	16,106
First International Bank Of Israel Ltd. (The)	480	17,440
ICL Group Ltd.	2,055	12,763
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,021	15,014
Mizrahi Tefahot Bank Ltd.	456	14,954
Nice Ltd.(a)	81	16,603
Teva Pharmaceutical Industries Ltd., ADR(a)	1,917	16,736
Tower Semiconductor Ltd.(a)	405	17,857
Wix.com Ltd.(a)	201	17,533
		231,955
Italy — 2.5%
Amplifon SpA	594	21,806
Assicurazioni Generali SpA	912	18,995
DiaSorin SpA	123	13,359
Enel SpA	2,913	19,902
Eni SpA	1,059	15,999
Ferrari NV	72	20,063
FinecoBank Banca Fineco SpA	1,077	16,325
Infrastrutture Wireless Italiane SpA(c)	1,653	22,943
Intesa Sanpaolo SpA	6,825	17,945
Mediobanca Banca di Credito Finanziario SpA	1,557	16,721
Moncler SpA	318	23,590
Nexi SpA(a)(c)	1,851	15,348
Poste Italiane SpA(c)	1,641	17,078
Prysmian SpA	495	20,258
Recordati Industria Chimica e Farmaceutica SpA	396	18,229
Snam SpA	3,306	18,374
Stellantis NV	1,047	17,366
Telecom Italia SpA/Milano(a)	74,352	21,868
Tenaris SA	909	13,003
Terna - Rete Elettrica Nazionale	2,163	18,722
UniCredit SpA	1,149	22,768
		390,662
Japan — 26.6%
Advantest Corp.	300	23,380
Aeon Co. Ltd.	900	18,344
AGC Inc.	600	22,371
Aisin Corp.	600	17,611
Ajinomoto Co. Inc.	600	21,579
ANA Holdings Inc.(a)	900	19,632
Asahi Group Holdings Ltd.	600	23,180
Asahi Intecc Co. Ltd.	900	16,287
Asahi Kasei Corp.	2,400	16,952
Astellas Pharma Inc.	1,200	18,077

Security	Shares	Value

Japan (continued)
Azbil Corp.	600	$16,780
Bandai Namco Holdings Inc.	900	20,444
BayCurrent Consulting Inc.	600	20,856
Bridgestone Corp.	600	24,095
Brother Industries Ltd.	1,200	18,846
Canon Inc.	600	14,290
Capcom Co. Ltd.	600	22,547
Central Japan Railway Co.	100	12,380
Chiba Bank Ltd. (The)	3,000	19,590
Chubu Electric Power Co. Inc.	1,800	20,074
Chugai Pharmaceutical Co. Ltd.	600	15,483
Concordia Financial Group Ltd.	5,400	20,490
CyberAgent Inc.	2,100	18,326
Dai Nippon Printing Co. Ltd.	900	25,871
Daifuku Co. Ltd.	900	16,582
Dai-ichi Life Holdings Inc.	900	16,741
Daiichi Sankyo Co. Ltd.	600	20,589
Daiwa House Industry Co. Ltd.	900	22,940
Daiwa House REIT Investment Corp.	9	19,149
Daiwa Securities Group Inc.	3,900	18,114
Denso Corp.	300	18,109
Dentsu Group Inc.	600	21,621
East Japan Railway Co.	300	17,166
Eisai Co. Ltd.	300	17,311
ENEOS Holdings Inc.	5,150	18,321
FANUC Corp.	600	20,209
Fuji Electric Co. Ltd.	300	12,110
FUJIFILM Holdings Corp.	300	15,636
GLP J-Reit	15	17,139
GMO Payment Gateway Inc.	300	23,464
Hakuhodo DY Holdings Inc.	1,800	21,210
Hamamatsu Photonics KK	300	15,904
Hankyu Hanshin Holdings Inc.	600	18,733
Hikari Tsushin Inc.	100	13,644
Hirose Electric Co. Ltd.	100	13,496
Hitachi Construction Machinery Co. Ltd.	900	22,178
Hitachi Ltd.	300	16,594
Honda Motor Co. Ltd.	600	15,914
Hoshizaki Corp.	500	17,611
Hoya Corp.	300	31,456
Hulic Co. Ltd.	2,100	18,081
Ibiden Co. Ltd.	600	23,608
Idemitsu Kosan Co. Ltd.	664	14,139
Iida Group Holdings Co. Ltd.	1,200	21,335
Inpex Corp.	1,500	16,415
Isuzu Motors Ltd.	1,200	14,171
ITOCHU Corp.	600	19,905
Itochu Techno-Solutions Corp.	900	23,306
Japan Airlines Co. Ltd.	900	17,169
Japan Exchange Group Inc.	1,200	19,485
Japan Metropolitan Fund Invest	21	15,376
Japan Post Bank Co. Ltd.	2,100	16,770
Japan Post Holdings Co. Ltd.	2,100	17,287
Japan Post Insurance Co. Ltd.	1,200	19,487
Japan Real Estate Investment Corp.	6	23,774
Japan Tobacco Inc.	900	19,365
JFE Holdings Inc.	1,500	17,745
JSR Corp.	900	20,883
Kajima Corp.	1,500	19,846
Kansai Electric Power Co. Inc. (The)	2,100	22,669

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kao Corp.	400	$16,163
KDDI Corp.	600	18,731
Keio Corp.	600	22,284
Keisei Electric Railway Co. Ltd.	600	21,173
Kikkoman Corp.	300	17,770
Kintetsu Group Holdings Co. Ltd.	600	20,254
Kirin Holdings Co. Ltd.	1,200	19,494
Kobayashi Pharmaceutical Co. Ltd.	300	18,721
Kobe Bussan Co. Ltd.	600	16,781
Koei Tecmo Holdings Co. Ltd.	900	16,551
Koito Manufacturing Co. Ltd.	1,200	23,212
Komatsu Ltd.	900	22,383
Konami Group Corp.	300	14,761
Kose Corp.	200	23,339
Kubota Corp.	1,200	18,184
Kurita Water Industries Ltd.	300	12,573
Kyocera Corp.	300	15,746
Kyowa Kirin Co. Ltd.	600	13,351
Lasertec Corp.	100	13,605
Lixil Corp.	1,200	18,889
M3 Inc.	600	14,728
Makita Corp.	900	25,390
Marubeni Corp.	1,600	22,709
MatsukiyoCocokara & Co.	300	16,065
Mazda Motor Corp.	2,100	19,004
McDonald’s Holdings Co. Japan Ltd.	600	24,996
MEIJI Holdings Co. Ltd.	600	14,478
MINEBEA MITSUMI Inc.	1,200	22,222
MISUMI Group Inc.	600	15,136
Mitsubishi Chemical Group Corp.	3,300	19,360
Mitsubishi Corp.	500	18,538
Mitsubishi Electric Corp.	1,500	18,598
Mitsubishi Estate Co. Ltd.	1,200	14,789
Mitsubishi HC Capital Inc.	3,900	20,244
Mitsubishi Heavy Industries Ltd.	600	22,752
Mitsubishi UFJ Financial Group Inc.	3,000	18,779
Mitsui & Co. Ltd.	600	18,731
Mitsui Chemicals Inc.	900	22,771
Mitsui Fudosan Co. Ltd.	900	17,876
Mitsui OSK Lines Ltd.	600	14,874
Mizuho Financial Group Inc.	1,500	21,744
MonotaRO Co. Ltd.	900	13,616
MS&AD Insurance Group Holdings Inc.	600	19,693
Murata Manufacturing Co. Ltd.	300	17,021
NEC Corp.	500	19,228
Nexon Co. Ltd.	900	20,331
NGK Insulators Ltd.	1,500	18,828
Nidec Corp.	300	14,845
Nihon M&A Center Holdings Inc.	1,200	9,173
Nintendo Co. Ltd.	300	12,683
Nippon Building Fund Inc.	3	12,580
Nippon Express Holdings Inc.	300	17,605
Nippon Paint Holdings Co. Ltd.	2,100	18,947
Nippon Prologis REIT Inc.	9	20,503
Nippon Sanso Holdings Corp.	1,000	18,043
Nippon Shinyaku Co. Ltd.	300	13,719
Nippon Steel Corp.	1,200	25,629
Nippon Telegraph & Telephone Corp.	600	18,308
Nippon Yusen KK	900	21,275
Nissan Chemical Corp.	300	13,333

Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.	5,700	$20,785
Nisshin Seifun Group Inc.	1,500	18,182
Nissin Foods Holdings Co. Ltd.	300	28,924
Nitori Holdings Co. Ltd.	100	12,734
Nitto Denko Corp.	300	19,394
Nomura Holdings Inc.	4,800	17,207
Nomura Real Estate Holdings Inc.	900	22,427
Nomura Real Estate Master Fund Inc.	15	17,552
Nomura Research Institute Ltd.	660	16,605
NTT Data Corp.	1,500	20,375
Obayashi Corp.	2,400	20,008
Odakyu Electric Railway Co. Ltd.	1,500	20,952
Oji Holdings Corp.	4,500	17,684
Olympus Corp.	900	15,756
Omron Corp.	300	17,598
Ono Pharmaceutical Co. Ltd.	600	12,081
Open House Group Co. Ltd.	300	11,992
Oracle Corp. Japan	300	21,531
Oriental Land Co. Ltd./Japan	600	21,233
ORIX Corp.	1,200	20,415
Osaka Gas Co. Ltd.	1,200	19,849
Otsuka Corp.	500	18,199
Otsuka Holdings Co. Ltd.	600	20,412
Pan Pacific International Holdings Corp.	900	16,818
Panasonic Holdings Corp.	1,800	16,954
Persol Holdings Co. Ltd.	900	18,557
Rakuten Group Inc.	3,600	17,957
Recruit Holdings Co. Ltd.	600	16,832
Renesas Electronics Corp.(a)	1,800	23,458
Resona Holdings Inc.	3,900	19,437
Ricoh Co. Ltd.	2,100	17,387
Rohm Co. Ltd.	300	22,586
SBI Holdings Inc.	900	17,578
SCSK Corp.	1,200	18,117
Secom Co. Ltd.	300	19,210
Seiko Epson Corp.	1,200	18,352
Sekisui Chemical Co. Ltd.	1,200	17,079
Sekisui House Ltd.	900	18,503
Seven & i Holdings Co. Ltd.	500	22,659
SG Holdings Co. Ltd.	1,200	17,268
Sharp Corp./Japan(a)	2,400	17,105
Shimadzu Corp.	600	18,766
Shimizu Corp.	3,300	20,153
Shin-Etsu Chemical Co. Ltd.	600	17,121
Shionogi & Co. Ltd.	300	13,429
Shiseido Co. Ltd.	300	15,038
Shizuoka Financial Group Inc., NVS	2,700	20,352
SoftBank Corp.	1,500	16,888
SoftBank Group Corp.	300	11,251
Sompo Holdings Inc.	300	12,519
Sony Group Corp.	200	18,095
Square Enix Holdings Co. Ltd.	300	14,763
Subaru Corp.	900	14,690
SUMCO Corp.	1,200	16,526
Sumitomo Chemical Co. Ltd.	5,100	17,234
Sumitomo Corp.	1,000	17,923
Sumitomo Electric Industries Ltd.	1,500	19,143
Sumitomo Metal Mining Co. Ltd.	600	22,145
Sumitomo Mitsui Financial Group Inc.	600	24,524
Sumitomo Mitsui Trust Holdings Inc.	600	21,629

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Realty & Development Co. Ltd.	600	$14,010
Suntory Beverage & Food Ltd.	300	11,294
Suzuki Motor Corp.	300	10,460
Sysmex Corp.	300	19,297
T&D Holdings Inc.	1,500	18,369
Taisei Corp.	600	20,407
Takeda Pharmaceutical Co. Ltd.	551	18,271
TDK Corp.	600	20,627
Terumo Corp.	600	17,967
TIS Inc.	600	16,476
Tobu Railway Co. Ltd.	700	17,868
Toho Co. Ltd./Tokyo	600	23,836
Tokio Marine Holdings Inc.	900	18,096
Tokyo Electric Power Co. Holdings Inc.(a)	5,400	19,361
Tokyo Electron Ltd.	100	11,451
Tokyo Gas Co. Ltd.	900	18,435
Tokyu Corp.	1,500	21,174
Toppan Inc.	1,200	25,510
Toray Industries Inc.	3,300	18,702
Toshiba Corp.	600	19,332
Tosoh Corp.	1,500	20,040
TOTO Ltd.	600	20,521
Toyota Industries Corp.	300	17,435
Toyota Motor Corp.	1,200	16,476
Toyota Tsusho Corp.	500	20,784
Trend Micro Inc./Japan	300	14,659
Unicharm Corp.	600	24,222
USS Co. Ltd.	1,200	20,165
Welcia Holdings Co. Ltd.	900	18,843
West Japan Railway Co.	300	13,002
Yakult Honsha Co. Ltd.	300	22,564
Yamaha Corp.	600	23,646
Yamaha Motor Co. Ltd.	600	15,559
Yamato Holdings Co. Ltd.	900	15,460
Yaskawa Electric Corp.	600	24,435
Yokogawa Electric Corp.	900	14,617
Z Holdings Corp.	6,300	17,257
ZOZO Inc.	900	18,940
		4,222,860
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(c)	1,377	22,070
Adyen NV(a)(c)	12	19,282
Aegon NV	3,425	15,627
AerCap Holdings NV(a)	276	15,555
Akzo Nobel NV	228	18,914
ASM International NV	63	22,872
ASML Holding NV	24	15,231
Davide Campari-Milano NV	1,599	20,607
EXOR NV, NVS(a)	219	18,024
Heineken Holding NV	219	21,020
Heineken NV	171	19,635
IMCD NV	120	18,065
ING Groep NV(a)	1,323	16,408
JDE Peet’s NV	561	17,061
Just Eat Takeaway.com NV(a)(c)	780	13,678
Koninklijke Ahold Delhaize NV	519	17,846
Koninklijke KPN NV	5,703	20,798
Koninklijke Philips NV	1,161	24,511
NN Group NV	369	13,760
OCI NV	459	12,095

Security	Shares	Value

Netherlands (continued)
Prosus NV	246	$18,409
QIAGEN NV(a)	348	15,563
Randstad NV	285	15,486
Universal Music Group NV	768	16,779
Wolters Kluwer NV	150	19,874
		449,170
New Zealand — 0.7%
Auckland International Airport Ltd.(a)	3,471	19,005
EBOS Group Ltd.	678	18,606
Fisher & Paykel Healthcare Corp. Ltd.	1,305	22,385
Mercury NZ Ltd.	4,785	18,795
Meridian Energy Ltd.	5,838	19,771
Spark New Zealand Ltd.	5,409	17,526
		116,088
Norway — 1.3%
Adevinta ASA(a)	2,127	16,384
Aker BP ASA	462	11,045
DNB Bank ASA	852	14,987
Equinor ASA	447	12,870
Gjensidige Forsikring ASA	873	15,207
Kongsberg Gruppen ASA	456	20,482
Mowi ASA	1,107	21,121
Norsk Hydro ASA	2,301	16,933
Orkla ASA	2,529	18,178
Salmar ASA	498	22,125
Telenor ASA	1,707	21,300
Yara International ASA	366	14,738
		205,370
Portugal — 0.3%
EDP - Energias de Portugal SA	3,543	19,522
Galp Energia SGPS SA	1,434	17,328
Jeronimo Martins SGPS SA	753	19,002
		55,852
Singapore — 2.3%
CapitaLand Ascendas REIT	8,107	17,446
CapitaLand Ascott Trust	359	292
CapitaLand Integrated Commercial Trust	10,949	16,718
Capitaland Investment Ltd/Singapore	6,300	17,635
City Developments Ltd.	3,000	15,694
DBS Group Holdings Ltd.	600	14,826
Genting Singapore Ltd.	26,700	22,714
Grab Holdings Ltd., Class A(a)	5,148	14,981
Jardine Cycle & Carriage Ltd.	800	20,375
Keppel Corp. Ltd.	2,700	12,537
Mapletree Logistics Trust	14,190	18,570
Mapletree Pan Asia Commercial Trust	13,300	17,618
Oversea-Chinese Banking Corp. Ltd.	1,800	17,030
Sea Ltd., ADR(a)(b)	270	20,566
Sembcorp Marine Ltd.(a)	51,759	4,827
Singapore Airlines Ltd.	4,100	18,033
Singapore Exchange Ltd.	2,500	17,991
Singapore Technologies Engineering Ltd.	6,600	17,967
Singapore Telecommunications Ltd.	8,000	15,331
United Overseas Bank Ltd.	900	19,114
UOL Group Ltd.	3,600	18,781
Venture Corp. Ltd.	1,500	19,164
Wilmar International Ltd.	5,400	15,950
		374,160

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 2.4%
Acciona SA	96	$17,788
ACS Actividades de Construccion y Servicios SA	661	22,727
Aena SME SA(a)(c)	141	23,747
Amadeus IT Group SA(a)	387	27,200
Banco Bilbao Vizcaya Argentaria SA	3,054	22,358
Banco Santander SA	6,141	21,574
CaixaBank SA	4,539	16,802
Cellnex Telecom SA(c)	510	21,473
Corp. ACCIONA Energias Renovables SA	471	16,912
EDP Renovaveis SA	699	15,537
Enagas SA	290	5,806
Endesa SA	837	18,776
Ferrovial SA	687	21,540
Grifols SA(a)	1,815	18,683
Iberdrola SA	1,512	19,593
Industria de Diseno Textil SA	669	22,998
Naturgy Energy Group SA	651	20,270
Red Electrica Corp. SA	391	7,109
Repsol SA	1,233	18,112
Telefonica SA	4,881	22,170
		381,175
Sweden — 4.7%
Alfa Laval AB	594	21,792
Assa Abloy AB, Class B	708	16,869
Atlas Copco AB, Class A	852	12,323
Atlas Copco AB, Class B	483	6,195
Boliden AB	462	16,510
Electrolux AB, Class B	1,296	19,550
Embracer Group AB(a)	3,957	20,658
Epiroc AB, Class A	651	13,042
Epiroc AB, Class B	393	6,767
EQT AB	699	15,055
Essity AB, Class B	678	20,547
Evolution AB(c)	168	22,446
Fastighets AB Balder, Class B(a)	3,960	18,437
Getinge AB, Class B	765	19,416
H & M Hennes & Mauritz AB, Class B	1,521	22,299
Hexagon AB, Class B	1,392	15,938
Holmen AB, Class B	429	16,229
Husqvarna AB, Class B	2,295	19,809
Industrivarden AB, Class A	291	8,326
Industrivarden AB, Class C	357	10,195
Indutrade AB	819	19,666
Investment AB Latour, Class B	837	18,122
Investor AB, Class A	183	4,013
Investor AB, Class B	705	15,146
Kinnevik AB, Class B(a)	1,170	19,221
L E Lundbergforetagen AB, Class B	390	18,713
Lifco AB, Class B	978	22,303
Nibe Industrier AB, Class B	1,743	19,516
Nordea Bank Abp	1,542	17,130
Sagax AB, Class B	825	20,236
Sandvik AB	900	18,333
Securitas AB, Class B	2,025	18,151
Skandinaviska Enskilda Banken AB, Class A	1,509	17,159
Skanska AB, Class B	1,002	16,389
SKF AB, Class B	1,074	19,452
Svenska Cellulosa AB SCA, Class B	1,281	17,575
Svenska Handelsbanken AB, Class A	1,611	14,241
Swedbank AB, Class A	1,083	18,819

Security	Shares	Value

Sweden (continued)
Swedish Orphan Biovitrum AB(a)	849	$20,661
Tele2 AB, Class B	1,938	20,593
Telefonaktiebolaget LM Ericsson, Class B	2,643	14,552
Telia Co. AB	6,021	16,763
Volvo AB, Class A	102	2,160
Volvo AB, Class B	792	16,284
Volvo Car AB, Class B(a)(b)	3,438	14,191
		741,792
Switzerland — 5.1%
ABB Ltd., Registered	522	18,830
Adecco Group AG, Registered	471	16,201
Alcon Inc.	243	17,694
Bachem Holding AG, Class A	195	21,302
Baloise Holding AG, Registered	117	19,585
Banque Cantonale Vaudoise, Registered	183	19,256
Barry Callebaut AG, Registered	6	12,811
BKW AG	132	22,605
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	2	24,694
Cie. Financiere Richemont SA, Class A, Registered	126	20,828
Clariant AG, Registered	1,014	16,914
Coca-Cola HBC AG, Class DI	705	21,521
Credit Suisse Group AG, Registered(a)	4,329	3,895
DSM-Firmenich AG(a)	120	15,703
EMS-Chemie Holding AG, Registered	24	19,711
Geberit AG, Registered	33	18,796
Givaudan SA, Registered	4	13,992
Holcim AG	315	20,813
Julius Baer Group Ltd.	300	21,497
Kuehne + Nagel International AG, Registered	66	19,553
Logitech International SA, Registered	285	16,866
Lonza Group AG, Registered	30	18,709
Nestle SA, Registered	130	16,678
Novartis AG, Registered	175	17,901
Partners Group Holding AG	15	14,561
Roche Holding AG, Bearer	3	1,015
Roche Holding AG, NVS	42	13,152
Schindler Holding AG, Participation Certificates, NVS	57	12,738
Schindler Holding AG, Registered	33	7,050
SGS SA	165	14,932
Siemens Energy AG(a)	1,158	28,422
SIG Group AG	798	21,359
Sika AG, Registered	60	16,573
Sonova Holding AG, Registered	63	19,979
STMicroelectronics NV	402	17,196
Straumann Holding AG	147	22,116
Swatch Group AG (The), Bearer	48	16,467
Swatch Group AG (The), Registered	84	5,299
Swiss Life Holding AG, Registered	33	21,782
Swiss Prime Site AG, Registered	198	17,923
Swiss Re AG	189	19,033
Swisscom AG, Registered	30	20,597
Temenos AG, Registered	279	23,501
UBS Group AG, Registered	909	18,501
VAT Group AG(c)	60	21,167
Zurich Insurance Group AG	33	16,003
		805,721
United Kingdom — 9.4%
3i Group PLC	1,047	23,295

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
abrdn PLC	7,158	$19,182
Admiral Group PLC	678	19,706
Anglo American PLC	414	12,757
Antofagasta PLC	1,038	19,092
Ashtead Group PLC	267	15,394
Associated British Foods PLC	897	22,101
AstraZeneca PLC	108	15,894
Auto Trader Group PLC(c)	2,502	20,008
Aviva PLC	3,021	16,085
BAE Systems PLC	1,695	21,594
Barclays PLC	8,439	17,000
Barratt Developments PLC	3,621	22,781
Berkeley Group Holdings PLC	387	21,657
BP PLC	2,667	17,893
British American Tobacco PLC	369	13,633
British Land Co. PLC (The)	3,564	17,956
BT Group PLC	11,223	22,416
Bunzl PLC	459	18,271
Burberry Group PLC	669	21,838
CNH Industrial NV	1,050	14,775
Coca-Cola Europacific Partners PLC	318	20,501
Compass Group PLC	714	18,836
Croda International PLC	201	17,660
DCC PLC	321	19,972
Diageo PLC	351	16,011
Entain PLC	1,044	19,023
Experian PLC	444	15,720
Glencore PLC	2,442	14,414
GSK PLC	945	17,041
Haleon PLC	4,638	20,392
Halma PLC	657	19,108
Hargreaves Lansdown PLC	1,731	17,525
Hikma Pharmaceuticals PLC	1,023	23,693
HSBC Holdings PLC	2,601	18,746
Imperial Brands PLC	636	15,744
Informa PLC	2,364	21,491
InterContinental Hotels Group PLC	300	20,627
Intertek Group PLC	360	18,833
J Sainsbury PLC	6,606	22,956
JD Sports Fashion PLC	12,699	25,773
Johnson Matthey PLC	714	17,638
Kingfisher PLC(b)	5,835	18,912
Land Securities Group PLC	2,301	19,526
Legal & General Group PLC	5,364	15,827
Lloyds Banking Group PLC	28,929	17,575
London Stock Exchange Group PLC	162	17,009
M&G PLC	7,227	18,678
Melrose Industries PLC	32	165
Mondi PLC	894	14,246
National Grid PLC	1,293	18,539
NatWest Group PLC, NVS	5,181	17,067
Next PLC	246	20,872
Ocado Group PLC(a)	2,103	13,384
Pearson PLC	1,443	16,055
Persimmon PLC	1,110	18,370
Phoenix Group Holdings PLC	2,397	17,859
Prudential PLC	1,317	20,151
Reckitt Benckiser Group PLC	219	17,697
RELX PLC	570	18,992
Rentokil Initial PLC	2,535	20,182

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	228	$14,495
Rolls-Royce Holdings PLC(a)	16,245	31,120
Sage Group PLC (The)	1,689	17,419
Schroders PLC	3,066	18,779
Segro PLC	1,662	17,497
Severn Trent PLC	507	18,675
Shell PLC	531	16,317
Smith & Nephew PLC	1,305	21,493
Smiths Group PLC	903	19,094
Spirax-Sarco Engineering PLC	123	17,188
SSE PLC	798	18,412
St. James’s Place PLC	1,213	18,447
Standard Chartered PLC	2,292	18,160
Taylor Wimpey PLC	14,088	22,736
Tesco PLC	5,871	20,757
Unilever PLC	312	17,373
United Utilities Group PLC	1,383	18,787
Vodafone Group PLC	13,674	16,424
Whitbread PLC	570	23,331
WPP PLC	1,602	18,670
		1,501,312
Total Common Stocks — 98.2%
(Cost: $16,576,329)		15,616,526

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	24	2,551
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	138	17,280
Henkel AG & Co. KGaA, Preference Shares, NVS	144	11,642
Porsche Automobil Holding SE, Preference Shares, NVS	267	14,871
Sartorius AG, Preference Shares, NVS	42	16,325
Volkswagen AG, Preference Shares, NVS	90	12,290
		74,959
Total Preferred Stocks — 0.5%
(Cost: $89,708)		74,959

Total Long-Term Investments — 98.7%
(Cost: $16,666,037)		15,691,485

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	133,233	133,273

Total Short-Term Securities — 0.8%
(Cost: $133,255)		133,273

Total Investments — 99.5%
(Cost: $16,799,292)		15,824,758

Other Assets Less Liabilities — 0.5%		71,964

Net Assets — 100.0%		$15,896,722

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$115,977	$17,241	(a)	$—	$41	$14	$133,273	133,233	$1,437	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	104		—
					$41	$14	$133,273		$1,541		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	4	06/08/23	$61	$1,418
Euro STOXX 50 Index	3	06/16/23	143	955
				$2,373

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,699,670	$13,916,856	$—	$15,616,526
Preferred Stocks	—	74,959	—	74,959
Short-Term Securities
Money Market Funds	133,273	—	—	133,273
	$1,832,943	$13,991,815	$—	$15,824,758
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,373	$—	$2,373

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust